Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FENIMORE ASSET MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
FAM Small Cap Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[1]
Total Annual Fund Operating Expenses after Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.48%	[1]
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	611
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,937
FAM Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FAM Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FAM Small Cap Fund's investment objective is to maximize long-term return on capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	S H A R E H O L D E R F E E S (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	AN N UA L F U N D O P E R AT I N G E X P E N S E S (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.59% (Not Annualized) of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.59%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	EXPENSE EXAMPLE
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections. This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth". Factors considered in evaluating the true business worth include the company's current earnings, cash flow and/or book value, and Fenimore's opinion as to its future potential. After identifying a company whose securities are determined to have a favorablevaluation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies. The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase. The Fund may invest in the securities of both domestic and foreign issuers. The Fund's policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•Non-diversification Risk – the Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

• StockMarketRisk -the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	the value of your investment will go up and down, which means that you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification Risk – the Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return:
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet completed a full calendar year of investment operations, annual total return information is not available and is therefore not presented.

[1]	Fenimore Asset Management (FAM) has entered into a contractual agreement with FAM Small Cap Fund to limit the total operating expenses of the Fund's Investor Class shares to 1.50% of its average daily net assets through May 1, 2015. This expense limitation agreement may only be amended by the Fund's Board of Trustees.